Organization and Principal Activities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Mar. 29, 2019
Shanghai Xiao-i [Member]
Subsidiaries and consolidated VIE [Line Items]
Equity interest			100.00%
Variable Interest Entity [Member]
Subsidiaries and consolidated VIE [Line Items]
Net liabilities	$ 43,021,877	$ 39,924,262